UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Levy, Harkins & Co., Inc.

Address:   366 Madison Avenue
           14th Floor
           New York, NY  10017


Form 13F File Number: 28-06421


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lucia LoScalzo
Title:  Office Manager
Phone:  212-888-3030

Signature,  Place,  and  Date  of  Signing:

/s/ Lucia LoScalzo                 366 Madison Avenue, NYC 10017      10/20/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $   149,183.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ----------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Akamai Technologies, Inc.    COM               00971T101    8,707   442,435          SOLE       NONE        0      0 None
American Express             COM               025816109   10,095   297,790          SOLE       NONE        0      0 None
Berkshire Hathaway           CL B              084670207   13,524     4,070          SOLE       NONE        0      0 None
Boeing Company               COM               097023105    6,834   126,215          SOLE       NONE        0      0 None
Caterpillar Inc.             COM               149123101    7,894   153,802          SOLE       NONE        0      0 None
Cognizant Technologies Solu. CL A              192446102   12,692   328,323          SOLE       NONE        0      0 None
Danaher Corp.                COM               235851102    5,079    75,449          SOLE       NONE        0      0 None
Deere & Co.                  COM               244199105    5,608   130,680          SOLE       NONE        0      0 None
EMC Corp.                    COM               268648102    8,506   499,200          SOLE       NONE        0      0 None
Enerplus Resources Fund      Unit TR G New     29274D604    4,371   190,970          SOLE       NONE        0      0 None
Google Inc.                  CL A              38259P508   10,233    20,639          SOLE       NONE        0      0 None
Metropolitan Health Networks COM               592142103    3,549 1,628,324          SOLE       NONE        0      0 None
McDonald's Corp              COM               580135101    7,994   140,088          SOLE       NONE        0      0 None
Orbcomm, Inc.                COM               68555p100    4,081 1,500,587          SOLE       NONE        0      0 None
Qualcomm Inc.                COM               747525103    9,304   206,848          SOLE       NONE        0      0 None
Starent Networks Corp        COM               85528P108    7,243   284,955          SOLE       NONE        0      0 None
Tupperware Brands Corp.      COM               899896104    8,112   203,210          SOLE       NONE        0      0 None
Western Union                COM               959802109    4,064   214,811          SOLE       NONE        0      0 None
Worldpoint Terminals         COM               981912207   11,293   729,400          SOLE       NONE        0      0 None


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